Schedule of Investments (unaudited) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 22.8%
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 3.67%, 10/21/28(a)(b)	USD	5,600	$5,594,245
Ally Auto Receivables Trust, Series 2018-3, Class A2, 2.72%, 05/17/21		10,882	10,888,955
ALM XII Ltd., Series 2015-12A, Class A1R2, (LIBOR USD 3 Month + 0.89%), 3.49%, 04/16/27(a)(b)		7,410	7,394,521
ALM XVII Ltd., Series 2015-17A, Class A1AR, (LIBOR USD 3 Month + 0.93%), 3.53%, 01/15/28(a)(b)		3,680	3,670,790
Americredit Automobile Receivables Trust:
Series 2018-1, Class A3, 3.07%, 12/19/22		12,640	12,740,409
Series 2018-2, Class A3, 3.15%, 03/20/23		9,940	10,069,357
Series 2019-1, Class A3, 2.97%, 11/20/23		11,160	11,316,221
AmeriCredit Automobile Receivables Trust:
Series 2016-3, Class A3, 1.46%, 05/10/21		1,326	1,325,925
Series 2017-1, Class A3, 1.87%, 08/18/21		1,868	1,864,743
Series 2017-4, Class A3, 2.04%, 07/18/22		16,420	16,383,961
AMMC CLO XIII Ltd., Series 2013-13A, Class A1LR, (LIBOR USD 3 Month + 1.26%), 3.84%, 07/24/29(a)(b)		4,000	4,020,168
Anchorage Capital CLO 7 Ltd., Series 2015-7A, Class AR, (LIBOR USD 3 Month + 0.96%), 3.56%, 10/15/27(a)(b)		14,523	14,500,860
Ares XXIX CLO Ltd., Series 2014-1A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.78%, 04/17/26(a)(b)		10,641	10,657,970
Atlas Senior Loan Fund III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.36%, 11/17/27(a)(b)		5,400	5,373,733
Atrium XII, Series 12A, Class AR, (LIBOR USD 3 Month + 0.83%), 3.42%, 04/22/27(a)(b)		19,400	19,356,395
Avery Point IV CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 3.68%, 04/25/26(a)(b)		2,303	2,305,110
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 3.57%, 07/17/26(a)(b)		2,034	2,034,869
B2R Mortgage Trust, Series 2015-1, Class A1, 2.52%, 05/15/48(b)		1,368	1,361,919
Ballyrock CLO Ltd., Series 2016-1A, Class CR, (LIBOR USD 3 Month + 2.40%), 5.00%, 10/15/28(a)(b)		3,000	2,998,474
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.35%, 07/15/29(a)(b)		8,355	8,338,443
Benefit Street Partners CLO VII Ltd., Series 2015-VIIA, Class A1AR, (LIBOR USD 3 Month + 0.78%), 3.38%, 07/18/27(a)(b)		9,500	9,470,796
BlueMountain CLO Ltd., Series 2012-2A, Class AR2, (LIBOR USD 3 Month + 1.05%), 3.57%, 11/20/28(a)(b)		13,440	13,441,138
BMW Floorplan Master Owner Trust, Series 2018-1, Class A1, 3.15%, 05/15/23(b)		16,230	16,565,554
BSPRT Issuer Ltd., Series 2018-FL3, Class A, (LIBOR USD 1 Month + 1.05%), 3.44%, 03/15/28(a)(b)		17,970	17,982,575
CarMax Auto Owner Trust, Series 2016-2, Class A3, 1.52%, 02/16/21		2,399	2,394,769
Catamaran CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.49%, 04/22/27(a)(b)		5,400	5,385,261

Security	Par (000)		Value

Asset-Backed Securities (continued)
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 3.68%, 10/20/28(a)(b)	USD	26,890	$26,874,587
Chesapeake Funding II LLC(b):
Series 2018-1A, Class A1, 3.04%, 04/15/30		14,719	14,862,548
Series 2019-1A, Class B, 3.11%, 04/15/31		5,230	5,339,602
Series 2019-1A, Class C, 3.36%, 04/15/31		4,930	5,033,833
Series 2019-1A, Class D, 3.80%, 04/15/31		6,630	6,767,447
CIFC Funding Ltd.(a)(b):
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 3.72%, 10/17/30		29,185	29,137,402
Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.78%), 3.38%, 04/15/27		27,350	27,308,540
CNH Equipment Trust, Series 2016-B, Class A3, 1.63%, 08/15/21		5,583	5,566,932
Credit Acceptance Auto Loan Trust(b):
Series 2017-1A, Class A, 2.56%, 10/15/25		10,226	10,226,347
Series 2018-1A, Class A, 3.01%, 02/16/27		24,197	24,332,040
Series 2018-2A, Class A, 3.47%, 05/17/27		35,490	36,006,344
Series 2019-1A, Class A, 3.33%, 02/15/28		25,440	25,985,505
Drive Auto Receivables Trust:
Series 2018-4, Class A3, 3.04%, 11/15/21		3,159	3,161,689
Series 2019-2, Class A3, 3.04%, 03/15/23		17,640	17,804,660
Dryden XXV Senior Loan Fund, Series 2012- 25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 3.50%, 10/15/27(a)(b)		30,600	30,535,250
Dryden XXVI Senior Loan Fund, Series 2013- 26A, Class AR, (LIBOR USD 3 Month + 0.90%), 3.50%, 04/15/29(a)(b)		13,800	13,709,744
EDvestinU Private Education Loan Issue No. 1 LLC, Series 2019-A, Class A, 3.58%, 11/25/38(b)(c)		11,242	11,426,923
Enterprise Fleet Financing LLC(b):
Series 2016-2, Class A2, 1.74%, 02/22/22		1,512	1,509,954
Series 2016-2, Class A3, 2.04%, 02/22/22		13,010	12,976,140
Series 2017-1, Class A2, 2.13%, 07/20/22		2,125	2,121,913
Series 2017-1, Class A3, 2.60%, 07/20/22		4,260	4,270,228
Series 2018-1, Class A2, 2.87%, 10/20/23		19,217	19,307,891
Series 2019-1, Class A2, 2.98%, 10/22/24		21,680	21,930,270
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 02/18/31(b)		12,997	13,098,687
Ford Credit Auto Lease Trust, Series 2019-A, Class A2A, 2.84%, 09/15/21		70,100	70,365,055
Ford Credit Auto Owner Trust:
Series 2016-B, Class A3, 1.33%, 10/15/20		1,984	1,981,759
Series 2016-C, Class A4, 1.40%, 02/15/22		16,152	16,031,191
Series 2019-A, Class A3, 2.78%, 09/15/23		4,330	4,397,951
Ford Credit Floorplan Master Owner Trust:
Series 2016-3, Class A2, (LIBOR USD 1 Month + 0.62%), 3.01%, 07/15/21(a)		26,285	26,290,675
Series 2019-2, Class A, 3.06%, 04/15/26		32,120	33,106,771
GMF Floorplan Owner Revolving Trust, Series 2019-1, Class A, 2.70%, 04/15/24(b)		18,745	18,961,621
Greystone Commercial Real Estate Notes Ltd., Series 2017-FL1A, Class A, (LIBOR USD 1 Month + 1.55%), 3.94%, 03/15/27(a)(b)		15,800	15,752,249
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.66%, 07/25/27(a)(b)		20,265	20,239,158
Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.39%, 04/15/20		96	95,599
Hyundai Auto Lease Securitization Trust, Series 2019-A, Class A2, 2.92%, 07/15/21(b)		21,410	21,527,686
KKR CLO Ltd., Series 16, Class A2R, (LIBOR USD 3 Month + 1.80%), 4.24%, 01/20/29(a)(b)		10,610	10,607,738

1

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Lendmark Funding Trust, Series 2018-1A, Class A, 3.81%, 12/21/26(b)	USD	18,440	$18,839,130
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(d)		8,346	8,314,313
LoanCore Issuer Ltd., Series 2018-CRE1, Class A, (LIBOR USD 1 Month + 1.13%), 3.52%, 05/15/28(a)(b)		12,180	12,179,974
Madison Park Funding XII Ltd., Series 2014- 12A, Class AR, (LIBOR USD 3 Month + 1.26%), 3.85%, 07/20/26(a)(b)		3,512	3,513,936
Madison Park Funding XIX Ltd., Series 2015- 19A, Class A2R, (LIBOR USD 3 Month + 1.75%), 4.25%, 01/22/28(a)(b)		16,700	16,701,418
Marathon CRE Ltd., Series 2018-FL1, Class A, (LIBOR USD 1 Month + 1.15%), 3.54%, 06/15/28(a)(b)		5,690	5,689,989
Mariner Finance Issuance Trust, Series 2019-AA, Class A, 2.96%, 07/20/32(b)		6,804	6,802,717
Mercedes-Benz Master Owner Trust, Series 2019-BA, Class A, 2.61%, 05/15/24(b)		28,750	29,047,925
Mill City Mortgage Loan Trust, Series 2016-1, Class A1, (LIBOR USD 1 Month + 0.00%), 2.50%, 04/25/57(a)(b)		14,270	14,256,531
Navient Private Education Loan Trust, Series 2014-CTA, Class A, (LIBOR USD 1 Month + 0.70%), 3.09%, 09/16/24(a)(b)		328	328,097
Navient Private Education Refi Loan Trust(b):
Series 2019-A, Class A1, 3.03%, 01/15/43		10,020	10,104,562
Series 2019-CA, Class A2, 3.13%, 02/15/68		8,545	8,726,884
Navient Student Loan Trust(b):
Series 2018-EA, Class A2, 4.00%, 12/15/59		2,872	3,030,603
Series 2019-BA, Class A2A, 3.39%, 12/15/59		7,880	8,135,496
Nissan Auto Receivables Owner Trust:
Series 2016-B, Class A3, 1.32%, 01/15/21		8,641	8,617,449
Series 2019-A, Class A4, 3.00%, 09/15/25		6,590	6,794,088
Nissan Master Owner Trust Receivables(a):
Series 2017-B, Class A, (LIBOR USD 1 Month + 0.43%), 2.82%, 04/18/22		40,775	40,844,093
Series 2017-C, Class A, (LIBOR USD 1 Month + 0.32%), 2.71%, 10/17/22		12,800	12,804,959
Series 2019-A, Class A, (LIBOR USD 1 Month + 0.56%), 2.95%, 02/15/24		26,180	26,274,031
NLY Commercial Mortgage Trust, Series 2019-FL2, Class A, (LIBOR USD 1 Month + 1.30%), 3.69%, 02/15/36(a)(b)		5,121	5,117,866
OCP CLO Ltd., Series 2015-8A, Class A1R, (LIBOR USD 3 Month + 0.85%), 3.44%, 04/17/27(a)(b)		2,500	2,497,226
Octagon Investment Partners 30 Ltd., Series 2017-1A, Class B, (LIBOR USD 3 Month + 2.35%), 4.94%, 03/17/30(a)(b)		4,200	4,161,724
OFSI Fund VI Ltd., Series 2014-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 4.10%, 03/20/25(a)(b)		6,345	6,231,932
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/24(b)		22,405	22,720,330
Onemain Financial Issuance Trust, Series 2018-1A, Class A, 3.30%, 03/14/29(b)		4,835	4,897,558
OZLM VIII Ltd., Series 2014-8A, Class A1RR, (LIBOR USD 3 Month + 1.17%), 3.76%, 10/17/29(a)(b)		24,210	24,221,316
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 3.72%, 01/17/31(a)(b)		15,000	14,925,605

Security	Par (000)		Value

Asset-Backed Securities (continued)
Palmer Square Credit Funding Ltd., Series 2019-1A, Class B, (LIBOR USD 3 Month + 2.25%), 4.95%, 04/20/27(a)(b)	USD	3,450	$3,448,200
Palmer Square Loan Funding Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 0.74%), 3.34%, 10/15/25		8,232	8,226,967
Series 2018-5A, Class A1, (LIBOR USD 3 Month + 0.85%), 3.44%, 01/20/27		33,216	33,111,843
Parallel Ltd.(a)(b):
Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.85%), 3.44%, 07/20/27		13,000	12,985,156
Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.45%), 5.04%, 07/20/29		1,200	1,188,177
PFS Financing Corp.(b):
Series 2016-BA, Class A, 1.87%, 10/15/21		5,130	5,119,047
Series 2018-B, Class A, 2.89%, 02/15/23		9,430	9,515,700
Series 2019-A, Class A1, (LIBOR USD 1 Month + 0.55%), 2.94%, 04/15/24(a)		8,480	8,498,191
Series 2019-A, Class A2, 2.86%, 04/15/24		10,780	10,902,568
Recette CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.92%), 3.51%, 10/20/27(a)(b)		10,000	9,973,232
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 3.67%, 07/20/28(a)(b)		19,235	19,200,006
Regatta VII Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.06%), 3.45%, 12/20/28(a)(b)		23,500	23,379,125
Santander Drive Auto Receivables Trust:
Series 2018-1, Class A3, 2.32%, 08/16/21		2,502	2,501,547
Series 2018-2, Class A3, 2.75%, 09/15/21		17,904	17,907,478
Series 2018-3, Class A2A, 2.78%, 03/15/21		1,686	1,686,164
Series 2019-1, Class A2A, 2.91%, 01/18/22		23,220	23,275,702
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.83%, 07/20/30(a)(b)		5,000	4,997,377
SLM Private Credit Student Loan Trust(a):
Series 2004-A, Class A3, (LIBOR USD 3 Month + 0.40%), 2.81%, 06/15/33		1,768	1,743,976
Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 2.74%, 03/15/24		3,083	3,073,244
Series 2007-A, Class A4A, (LIBOR USD 3 Month + 0.24%), 2.65%, 12/16/41		7,688	7,494,205
SLM Private Education Loan Trust(b):
Series 2011-A, Class A3, (LIBOR USD 1 Month + 2.50%), 4.89%, 01/15/43(a)		3,843	3,866,436
Series 2011-C, Class A2B, 4.54%, 10/17/44		1,336	1,344,655
Series 2013-B, Class A2A, 1.85%, 06/17/30		434	433,566
Series 2014-A, Class A2B, (LIBOR USD 1 Month + 1.15%), 3.54%, 01/15/26(a)		70	69,623
SLM Student Loan Trust, Series 2013-4, Class A, (LIBOR USD 1 Month + 0.55%), 2.95%, 06/25/43(a)		6,102	6,038,112
SMB Private Education Loan Trust(b):
Series 2015-A, Class A2A, 2.49%, 06/15/27		8,014	8,025,466
Series 2016-A, Class A2A, 2.70%, 05/15/31		5,800	5,834,903
Series 2016-B, Class A2A, 2.43%, 02/17/32		4,859	4,846,494
Series 2018-A, Class A2A, 3.50%, 02/15/36		21,515	22,316,305
Series 2018-B, Class A2B, (LIBOR USD 1 Month + 0.72%), 3.11%, 01/15/37(a)		12,360	12,318,671
Series 2019-A, Class A2A, 3.44%, 07/15/36		6,210	6,440,984
SoFi Professional Loan Program LLC(b):
Series 2015-A, Class A1, (LIBOR USD 1 Month + 1.20%), 3.60%, 03/25/33(a)		2,670	2,676,438
Series 2015-D, Class A2, 2.72%, 10/27/36		6,974	7,011,046

2

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities (continued)
Series 2016-A, Class A2, 2.76%, 12/26/36	USD 3,283	$3,302,024
Series 2016-C, Class A2B, 2.36%, 12/27/32	3,082	3,077,919
Series 2016-D, Class A2B, 2.34%, 04/25/33	2,928	2,924,362
Series 2016-E, Class A2B, 2.49%, 01/25/36	2,031	2,034,654
Series 2017-C, Class A2A, 1.75%, 07/25/40	2,303	2,295,651
Series 2018-A, Class A2B, 2.95%, 02/25/42	7,770	7,896,793
Series 2019-A, Class A2FX, 3.69%, 06/15/48	6,180	6,486,491
Series 2019-B, Class A2FX, 3.09%, 08/17/48	4,610	4,684,912
SoFi Professional Loan Program Trust(b):
Series 2018-C, Class A2FX, 3.59%, 01/25/48	5,315	5,532,645
Series 2018-D, Class A1FX, 3.12%, 02/25/48	6,616	6,670,158
Sound Point CLO XV Ltd., Series 2017-1A, Class C, (LIBOR USD 3 Month + 2.50%), 5.09%, 01/23/29(a)(b)	1,500	1,490,094
Soundview Home Loan Trust, Series 2003-2, Class A2, (LIBOR USD 1 Month + 1.30%), 3.70%, 11/25/33(a)	383	388,686
SpringCastle Funding Asset-Backed Notes, Series 2019-A, Class A, 3.20%, 05/27/36(b)	32,010	32,377,595
Springleaf Funding Trust(b):
Series 2015-BA, Class A, 3.48%, 05/15/28	5,363	5,432,761
Series 2017-AA, Class A, 2.68%, 07/15/30	8,215	8,232,502
TICP CLO I Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.80%), 3.39%, 07/20/27(a)(b)	8,135	8,104,434
Towd Point Mortgage Trust(b)(c):
Series 2016-3, Class A1, 2.25%, 04/25/56	8,810	8,758,853
Series 2016-4, Class A1, 2.25%, 07/25/56	11,930	11,862,827
Toyota Auto Receivables Owner Trust, Series 2016-B, Class A3, 1.30%, 04/15/20	110	110,280
Treman Park CLO Ltd., Series 2015-1A, Class ARR, (LIBOR USD 3 Month + 1.07%), 3.66%, 10/20/28(a)(b)	50,000	50,005,675
Tryon Park CLO Ltd., Series 2013-1A, Class A1SR, (LIBOR USD 3 Month + 0.89%), 3.49%, 04/15/29(a)(b)	5,070	5,042,604
Voya CLO Ltd., Series 2014-3A, Class A1R, (LIBOR USD 3 Month + 0.72%), 3.30%, 07/25/26(a)(b)	8,660	8,643,889
Wheels SPV 2 LLC, Series 2017-1A, Class A2, 1.88%, 04/20/26(b)	1,272	1,268,473

Total Asset-Backed Securities — 22.8% (Cost: $1,620,174,401)		1,627,943,728

Corporate Bonds — 34.7%

Aerospace & Defense — 1.1%
Boeing Co. (The), 2.70%, 05/01/22	4,580	4,645,915
L3 Technologies, Inc., 4.40%, 06/15/28	8,000	8,736,820
Northrop Grumman Corp., 2.55%, 10/15/22	31,710	31,775,979
Rockwell Collins, Inc., 2.80%, 03/15/22	3,693	3,731,667
United Technologies Corp.:
3.35%, 08/16/21	9,620	9,832,506
1.95%, 11/01/21	10,000	9,919,476
3.65%, 08/16/23	10,690	11,195,543

		79,837,906

Airlines — 0.4%
American Airlines Group, Inc., 5.00%, 06/01/22(b)	1,155	1,189,996
American Airlines Pass-Through Trust, Series 2013-2, Class B, 5.60%, 07/15/20(b)	3,862	3,931,216

Security	Par (000)	Value

Airlines (continued)
Continental Airlines Pass-Through Trust, Series 2000-1, Class B, 8.39%, 11/01/20	USD 2	$1,924
Delta Air Lines, Inc.:
2.88%, 03/13/20	6,535	6,542,937
2.60%, 12/04/20	6,980	6,973,920
Northwest Airlines Pass-Through Trust, Series 2002-1, Class G-2, 6.26%, 11/20/21	429	444,294
US Airways Pass-Through Trust, Series 2012-1, Class B, 8.00%, 10/01/19	4,183	4,225,621
Virgin Australia Pass-Through Trust(b):
Series 2013-1, Class B, 6.00%, 10/23/20	2,007	2,038,537
Series 2013-1A, Class A, 5.00%, 10/23/23	2,001	2,060,104

		27,408,549

Auto Components — 0.1%
ZF North America Capital, Inc.(b):
4.00%, 04/29/20	5,894	5,923,906
4.50%, 04/29/22	2,431	2,477,424

		8,401,330

Automobiles — 0.8%(b)
Daimler Finance North America LLC:
1.50%, 07/05/19	10,665	10,663,827
3.35%, 05/04/21	5,520	5,597,652
Hyundai Capital America:
1.75%, 09/27/19	4,460	4,451,080
2.55%, 04/03/20	4,680	4,685,850
Nissan Motor Acceptance Corp.:
2.25%, 01/13/20	12,670	12,646,601
2.13%, 03/03/20	9,045	9,017,329
Volkswagen Group of America Finance LLC, 2.40%, 05/22/20	6,500	6,485,725

		53,548,064

Banks — 7.8%
AIB Group plc, (LIBOR USD 3 Month + 1.87%), 4.26%, 04/10/25(a)(b)	2,985	3,073,678
Bancolombia SA, 5.95%, 06/03/21	11,615	12,268,925
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)	12,225	12,211,675
(LIBOR USD 3 Month + 0.37%), 2.74%, 01/23/22(a)	3,500	3,515,705
2.50%, 10/21/22	35,200	35,288,574
3.30%, 01/11/23	39,540	40,756,908
(LIBOR USD 3 Month + 1.02%), 2.88%, 04/24/23(a)	5,690	5,749,441
Bank of America NA, (LIBOR USD 3 Month + 0.65%), 3.34%, 01/25/23(a)	1,740	1,784,563
Barclays Bank plc, 2.65%, 01/11/21	6,000	6,016,781
Barclays plc, (LIBOR USD 3 Month + 1.40%), 4.61%, 02/15/23(a)	6,970	7,211,710
Capital One NA:
1.85%, 09/13/19	4,020	4,014,465
2.35%, 01/31/20	7,215	7,211,474
Citigroup, Inc.:
2.75%, 04/25/22	2,760	2,785,302
(LIBOR USD 3 Month + 0.72%), 3.14%, 01/24/23(a)	500	508,547
Citizens Bank NA:
2.25%, 03/02/20	5,665	5,659,955
2.20%, 05/26/20	7,192	7,179,702
2.55%, 05/13/21	17,131	17,181,694
3.25%, 02/14/22	4,825	4,918,639
Commonwealth Bank of Australia, 2.05%, 09/18/20(b)	4,575	4,562,876

3

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20	USD 23,300	$23,480,239
Discover Bank, 3.35%, 02/06/23	5,225	5,347,184
Fifth Third Bancorp, 2.60%, 06/15/22	2,700	2,718,565
HSBC Holdings plc, (LIBOR USD 3 Month + 1.06%), 3.26%, 03/13/23(a)	16,480	16,786,256
Huntington National Bank (The):
2.38%, 03/10/20	8,680	8,676,122
2.88%, 08/20/20	11,820	11,890,198
3.13%, 04/01/22	4,255	4,338,279
ING Groep NV, 4.10%, 10/02/23	8,265	8,731,000
JPMorgan Chase & Co.:
2.55%, 03/01/21	6,000	6,020,948
(LIBOR USD 3 Month + 0.61%), 3.01%, 06/18/22(a)	13,095	13,117,664
2.97%, 01/15/23	2,140	2,171,057
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)	12,940	13,066,398
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)	5,865	6,080,669
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)	11,000	11,536,319
KeyBank NA, 2.25%, 03/16/20	9,420	9,413,928
Mitsubishi UFJ Financial Group, Inc.:
2.95%, 03/01/21	11,887	12,001,491
3.54%, 07/26/21	2,005	2,050,097
3.22%, 03/07/22	11,470	11,712,043
Royal Bank of Scotland Group plc, 3.88%, 09/12/23	8,585	8,808,642
Santander Holdings USA, Inc.:
4.45%, 12/03/21	16,970	17,651,779
3.70%, 03/28/22	5,480	5,612,931
3.40%, 01/18/23	860	872,676
Santander UK Group Holdings plc:
3.57%, 01/10/23	1,715	1,744,831
(LIBOR USD 3 Month + 1.08%), 3.37%, 01/05/24(a)	3,715	3,751,373
Santander UK plc, 5.00%, 11/07/23(b)	15,318	16,155,087
Sumitomo Mitsui Financial Group, Inc., 2.85%, 01/11/22	15,220	15,387,781
SunTrust Banks, Inc.:
(LIBOR USD 3 Month + 0.50%), 3.53%, 10/26/21(a)	19,125	19,412,696
2.70%, 01/27/22	1,655	1,667,076
Svenska Handelsbanken AB, 3.35%, 05/24/21	6,075	6,188,068
UBS Group Funding Switzerland AG(b):
2.65%, 02/01/22	15,085	15,159,896
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)	5,810	5,860,792
Wells Fargo & Co.:
2.50%, 03/04/21	10,000	10,021,810
3.07%, 01/24/23	1,855	1,883,881
3.75%, 01/24/24	8,005	8,416,143
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)	37,630	37,989,614
Westpac Banking Corp., 3.15%, 01/16/24(b)	28,235	29,459,515

		557,083,662

Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 02/01/21	8,500	8,544,285
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 01/23/29	6,000	6,811,237
Keurig Dr Pepper, Inc., 4.60%, 05/25/28	1,385	1,516,294

		16,871,816

Security	Par (000)	Value

Biotechnology — 0.3%
AbbVie, Inc.:
2.90%, 11/06/22	USD 1,945	$1,957,965
3.75%, 11/14/23	17,100	17,803,356
Celgene Corp., 2.75%, 02/15/23	3,030	3,056,886

		22,818,207

Capital Markets — 1.3%
Credit Suisse Group AG, 3.57%, 01/09/23(b)	8,565	8,744,494
Deutsche Bank AG, 4.25%, 02/04/21	11,560	11,662,141
Goldman Sachs Group, Inc. (The):
2.35%, 11/15/21	3,690	3,686,321
3.00%, 04/26/22	17,400	17,566,387
Moody’s Corp., 2.63%, 01/15/23	5,085	5,111,049
Morgan Stanley:
2.75%, 05/19/22	31,650	31,982,042
3.13%, 01/23/23	4,580	4,683,356
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(a)	8,250	8,600,823

		92,036,613

Commercial Services & Supplies — 0.0%
Waste Management, Inc., 2.95%, 06/15/24	2,710	2,793,400

Consumer Finance — 2.3%
AerCap Ireland Capital DAC:
4.25%, 07/01/20	3,540	3,592,059
4.50%, 05/15/21	12,270	12,652,883
3.95%, 02/01/22	7,750	7,973,576
3.50%, 05/26/22	3,605	3,671,808
American Express Co., 2.50%, 08/01/22	11,065	11,135,240
Capital One Financial Corp.:
2.40%, 10/30/20	4,420	4,424,871
3.20%, 01/30/23	10,000	10,252,418
Ford Motor Credit Co. LLC:
1.90%, 08/12/19	3,450	3,446,701
2.60%, 11/04/19	17,070	17,060,571
3.34%, 03/28/22	1,772	1,778,948
4.14%, 02/15/23	9,830	10,014,470
5.58%, 03/18/24	21,900	23,506,974
General Motors Financial Co., Inc.:
3.70%, 11/24/20	7,720	7,819,760
3.20%, 07/06/21	22,310	22,505,883
4.20%, 11/06/21	4,325	4,453,394
3.25%, 01/05/23	6,885	6,909,993
4.15%, 06/19/23	4,600	4,737,986
Harley-Davidson Financial Services, Inc., 2.15%, 02/26/20(b)	4,440	4,422,800
John Deere Capital Corp., 2.60%, 03/07/24	2,310	2,335,018

		162,695,353

Containers & Packaging — 0.0%
WRKCo, Inc., 3.75%, 03/15/25	2,210	2,292,874

Diversified Financial Services — 1.2%
AIG Global Funding, 1.95%, 10/18/19(b)	1,255	1,253,054
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	22,130	22,024,935
JPMorgan Chase Bank NA(a):
(LIBOR USD 3 Month + 0.28%), 2.60%, 02/01/21	26,955	26,984,623
(LIBOR USD 3 Month + 0.35%), 3.09%, 04/26/21	36,790	36,996,760

		87,259,372

Diversified Telecommunication Services — 1.6%
AT&T, Inc.:
3.80%, 03/15/22	27,450	28,477,649
3.00%, 06/30/22	11,700	11,904,891

4

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Diversified Telecommunication Services (continued)
BellSouth LLC, 4.27%, 04/26/20(b)	USD	36,000	$36,484,200
Verizon Communications, Inc.:
2.95%, 03/15/22		25,515	26,067,202
3.13%, 03/16/22		9,120	9,345,979
3.88%, 02/08/29		2,965	3,180,328

			115,460,249

Electric Utilities — 0.8%
Alliant Energy Finance LLC, 3.75%, 06/15/23(b)		8,085	8,396,550
American Electric Power Co., Inc.:
2.15%, 11/13/20		10,525	10,501,616
Series I, 3.65%, 12/01/21		5,295	5,460,883
Series F, 2.95%, 12/15/22		4,155	4,218,783
Duke Energy Corp., 3.95%, 10/15/23		8,435	8,901,814
Exelon Corp., 2.45%, 04/15/21		4,890	4,888,621
FirstEnergy Corp., Series A, 2.85%, 07/15/22		4,346	4,399,281
Florida Power & Light Co., (LIBOR USD 3 Month + 0.40%), 2.97%, 05/06/22(a)		9,155	9,159,151
ITC Holdings Corp., 2.70%, 11/15/22		2,180	2,190,856

			58,117,555

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., 2.20%, 04/01/20		6,520	6,506,219

Energy Equipment & Services — 0.1%
Baker Hughes a GE Co. LLC, 2.77%, 12/15/22		6,130	6,195,980

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.45%, 09/15/21		9,200	9,397,747
3.50%, 01/31/23		3,070	3,169,272
Crown Castle International Corp., 3.20%, 09/01/24		3,205	3,272,936
Nationwide Health Properties, Inc., 6.59%, 07/07/38		1,400	1,738,936

			17,578,891

Food Products — 0.4%
Conagra Brands, Inc., (LIBOR USD 3 Month + 0.75%), 3.34%, 10/22/20(a)		12,485	12,486,981
General Mills, Inc., 3.70%, 10/17/23		2,275	2,385,127
Kraft Heinz Foods Co., 3.50%, 06/06/22		5,816	5,970,708
Wm Wrigley Jr Co., 3.38%, 10/21/20(b)		8,820	8,940,594

			29,783,410

Health Care Equipment & Supplies — 0.6%
Abbott Laboratories, 2.90%, 11/30/21		9,930	10,094,535
Becton Dickinson and Co.:
2.68%, 12/15/19		25,000	25,007,896
2.40%, 06/05/20		6,145	6,140,354

			41,242,785

Health Care Providers & Services — 0.9%
Anthem, Inc., 3.13%, 05/15/22		2,685	2,734,059
Cigna Corp., 3.20%, 09/17/20(b)		15,000	15,138,521
CVS Health Corp.:
3.35%, 03/09/21		18,700	18,959,767
2.75%, 12/01/22		3,300	3,310,767
4.30%, 03/25/28		12,750	13,444,594
Express Scripts Holding Co., 2.60%, 11/30/20		8,700	8,722,947

			62,310,655

Hotels, Restaurants & Leisure — 0.1%
Carnival Corp., 3.95%, 10/15/20		4,525	4,616,158
Marriott International, Inc., 2.88%, 03/01/21		2,620	2,637,426

			7,253,584

Security	Par (000)		Value

Independent Power and Renewable Electricity Producers — 0.1%
Exelon Generation Co. LLC, 5.20%, 10/01/19	USD	4,600	$4,627,893
NRG Energy, Inc., 3.75%, 06/15/24(b)		1,940	1,993,074

			6,620,967

Industrial Conglomerates — 0.2%
General Electric Co., 5.50%, 01/08/20		3,700	3,752,566
Roper Technologies, Inc., 3.65%, 09/15/23		8,180	8,520,405

			12,272,971

Insurance — 0.4%
American International Group, Inc.:
3.38%, 08/15/20		3,952	3,995,211
6.40%, 12/15/20		1,965	2,074,540
Aon plc, 2.80%, 03/15/21		3,789	3,815,446
Hartford Financial Services Group, Inc. (The), 5.13%, 04/15/22		4,423	4,741,925
Marsh & McLennan Cos., Inc., 2.35%, 03/06/20		7,145	7,141,542
Pricoa Global Funding I, 2.45%, 09/21/22(b)		4,090	4,103,862
Willis Towers Watson plc, 5.75%, 03/15/21		2,206	2,316,680

			28,189,206

Interactive Media & Services — 0.1%
Baidu, Inc., 2.88%, 07/06/22		8,205	8,213,574

IT Services — 0.7%
Fiserv, Inc.:
3.50%, 10/01/22		8,270	8,521,649
2.75%, 07/01/24		10,645	10,739,866
International Business Machines Corp., 3.00%, 05/15/24		27,270	28,005,560
Total System Services, Inc., 3.75%, 06/01/23		4,640	4,789,318

			52,056,393

Machinery — 0.0%
Parker-Hannifin Corp., 2.70%, 06/14/24		2,115	2,140,537

Media — 1.7%
Charter Communications Operating LLC:
3.58%, 07/23/20		13,200	13,318,336
4.46%, 07/23/22		11,709	12,303,508
4.50%, 02/01/24		10,080	10,742,798
Comcast Corp.:
3.45%, 10/01/21		14,300	14,713,531
3.70%, 04/15/24		15,210	16,143,106
Cox Communications, Inc., 3.15%, 08/15/24(b)		8,155	8,267,580
Discovery Communications LLC:
4.38%, 06/15/21		3,695	3,824,714
3.30%, 05/15/22		10,000	10,179,406
Interpublic Group of Cos., Inc. (The):
3.50%, 10/01/20		4,490	4,547,199
3.75%, 10/01/21		1,545	1,585,493
Sky Ltd., 2.63%, 09/16/19(b)		22,885	22,887,788

			118,513,459

Metals & Mining — 0.0%
Anglo American Capital plc, 4.13%, 04/15/21(b)		2,221	2,271,845

Multi-Utilities — 0.8%
CenterPoint Energy, Inc., 2.50%, 09/01/22		5,150	5,156,850

Dominion Energy, Inc.:
2.96%, 07/01/19(e)		6,000	6,000,000
2.56%, 07/01/20		2,525	2,521,372
2.72%, 08/15/21(e)		10,910	10,934,466
DTE Energy Co., Series D, 3.70%, 08/01/23		4,690	4,893,878
Sempra Energy:
1.63%, 10/07/19		7,405	7,384,517
(LIBOR USD 3 Month + 0.50%), 3.10%, 01/15/21(a)		6,185	6,164,343

5

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Multi-Utilities (continued)
WEC Energy Group, Inc., 3.38%, 06/15/21	USD	12,505	$12,750,402

			55,805,828

Oil, Gas & Consumable Fuels — 2.3%
Andeavor Logistics LP:
6.25%, 10/15/22		2,658	2,724,450
3.50%, 12/01/22		4,885	5,000,690
Apache Corp.:
3.63%, 02/01/21		497	504,287
3.25%, 04/15/22		2,286	2,319,936
Concho Resources, Inc., 4.38%, 01/15/25		8,530	8,867,687
Continental Resources, Inc., 3.80%, 06/01/24		11,070	11,382,049
Enbridge Energy Partners LP, 5.20%, 03/15/20		5,330	5,421,761
Enbridge, Inc., 2.90%, 07/15/22		530	537,808
Encana Corp., 3.90%, 11/15/21		4,850	4,967,908
Energy Transfer Operating LP:
4.15%, 10/01/20		21,449	21,817,596
3.60%, 02/01/23		2,900	2,964,061
4.50%, 04/15/24		1,433	1,524,886
Energy Transfer Partners LP, 5.00%, 10/01/22		12,400	13,181,466
Kinder Morgan, Inc., 5.00%, 02/15/21(b)		7,000	7,260,124
Newfield Exploration Co.:
5.75%, 01/30/22		13,405	14,347,415
5.63%, 07/01/24		23,788	26,302,392
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24		2,747	3,054,918
Spectra Energy Partners LP, 4.75%, 03/15/24		1,710	1,852,096
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20		3,000	3,049,969
Sunoco LP, 4.88%, 01/15/23		860	878,275
TransCanada PipeLines Ltd., 3.75%, 10/16/23		1,580	1,646,202
Williams Cos., Inc. (The):
5.25%, 03/15/20		8,168	8,318,911
4.00%, 11/15/21		4,650	4,797,557
3.60%, 03/15/22		3,340	3,427,399
3.70%, 01/15/23		7,000	7,234,639

			163,384,482

Pharmaceuticals — 2.0%
Allergan Finance LLC, 3.25%, 10/01/22		12,773	12,931,493
Allergan Funding SCS, 3.45%, 03/15/22		46,113	47,082,055
Bayer US Finance II LLC, 4.25%, 12/15/25(b)		4,370	4,623,801
Bayer US Finance LLC, 2.38%, 10/08/19(b)		9,135	9,123,017
Bristol-Myers Squibb Co., 2.90%, 07/26/24(b)		7,875	8,059,434
Shire Acquisitions Investments Ireland DAC:
1.90%, 09/23/19		42,468	42,402,175
2.88%, 09/23/23		4,600	4,644,967
Takeda Pharmaceutical Co. Ltd.(b):
3.80%, 11/26/20		4,355	4,434,011
4.40%, 11/26/23		6,815	7,302,009

			140,602,962

Real Estate Management & Development — 0.1%
Unique Pub Finance Co. plc (The), Series M, 7.40%, 03/28/24	GBP	4,920	6,979,086

Road & Rail — 1.3%
CSX Corp., 3.70%, 10/30/20	USD	5,920	6,015,487
Penske Truck Leasing Co. LP(b):
3.05%, 01/09/20		20,121	20,145,260
3.30%, 04/01/21		7,930	8,028,131
3.38%, 02/01/22		8,859	9,031,209
4.25%, 01/17/23		3,235	3,402,371
2.70%, 03/14/23		11,114	11,109,420

Security	Par (000)		Value

Road & Rail (continued)
Ryder System, Inc.:
2.65%, 03/02/20	USD	5,675	$5,678,953
2.88%, 09/01/20		2,250	2,261,453
2.80%, 03/01/22		11,000	11,100,872
2.88%, 06/01/22		3,575	3,616,186
3.75%, 06/09/23		4,735	4,927,406
3.65%, 03/18/24		9,500	9,932,417

			95,249,165

Semiconductors & Semiconductor Equipment — 2.1%
Analog Devices, Inc., 2.85%, 03/12/20		2,115	2,121,085
Broadcom Corp., 2.38%, 01/15/20		27,055	27,007,969
Broadcom, Inc.(b):
3.13%, 04/15/21		8,380	8,434,261
3.63%, 10/15/24		27,590	27,727,146
Lam Research Corp., 2.80%, 06/15/21		15,230	15,345,965
NVIDIA Corp., 2.20%, 09/16/21		24,837	24,774,072
NXP BV(b):
4.13%, 06/01/21		18,800	19,234,280
4.63%, 06/15/22		3,820	4,001,450
3.88%, 09/01/22		15,404	15,839,009
QUALCOMM, Inc., 2.60%, 01/30/23		3,065	3,075,549

			147,560,786

Software — 0.1%
CA, Inc., 3.60%, 08/15/22		3,655	3,712,066

Specialty Retail — 0.1%
Lowe’s Cos., Inc., 3.65%, 04/05/29		8,460	8,833,352

Technology Hardware, Storage & Peripherals — 0.8%
Dell International LLC(b):
4.42%, 06/15/21		8,768	9,034,902
5.45%, 06/15/23		24,470	26,373,563
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		8,000	8,105,264
NetApp, Inc., 2.00%, 09/27/19		7,825	7,813,234
Xerox Corp., 3.50%, 08/20/20		8,620	8,587,675

			59,914,638

Tobacco — 1.1%
Altria Group, Inc.:
3.49%, 02/14/22		5,610	5,769,367
2.85%, 08/09/22		8,485	8,574,627
3.80%, 02/14/24		7,700	8,026,627
BAT Capital Corp.:
2.30%, 08/14/20		13,000	12,972,960
2.76%, 08/15/22		20,765	20,796,505
3.22%, 08/15/24		10,000	10,065,673
BAT International Finance plc, 3.25%, 06/07/22(b)		545	552,882
Reynolds American, Inc.:
6.88%, 05/01/20		7,889	8,164,489
3.25%, 06/12/20		6,460	6,503,858

			81,426,988

Trading Companies & Distributors — 0.3%
Air Lease Corp., 2.63%, 07/01/22		8,375	8,376,804
Aviation Capital Group LLC, 2.88%, 01/20/22(b)		7,310	7,361,914
International Lease Finance Corp., 4.63%, 04/15/21		5,702	5,881,622

			21,620,340

6

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services — 0.1%
Sprint Spectrum Co. LLC(b):
3.36%, 09/20/21	USD	1,769	$1,769,522
4.74%, 03/20/25		8,110	8,414,125

			10,183,647

Total Corporate Bonds — 34.7% (Cost: $2,445,289,751)			2,483,048,766

Foreign Agency Obligations — 0.6%

Brazil — 0.1%
Centrais Eletricas Brasileiras SA, 5.75%, 10/27/21(b)		11,000	11,528,000

Chile — 0.1%
Empresa Nacional del Petroleo, 5.25%, 08/10/20(b)		6,150	6,300,214

Saudi Arabia — 0.4%
Saudi Arabian Oil Co.(b):
2.75%, 04/16/22		21,830	22,029,635
2.88%, 04/16/24		6,145	6,188,261

			28,217,896

Total Foreign Agency Obligations — 0.6% (Cost: $45,046,498)			46,046,110

Foreign Government Obligations — 1.3%

Canada — 1.2%
Canada Housing Trust No. 1, 2.65%, 12/15/28(b)	CAD	100,195	81,619,656

Cyprus — 0.1%
Republic of Cyprus, 4.63%, 02/03/20(b)	EUR	8,454	9,869,903

Total Foreign Government Obligations — 1.3% (Cost: $88,669,597)			91,489,559

	Shares

Investment Companies — 2.2%
iShares Short Maturity Bond ETF*		3,180,000	160,049,400

Total Investment Companies — 2.2% (Cost: $159,438,280)			160,049,400

	Par (000)

Municipal Bonds — 0.3%
South Carolina Public Service Authority;
Series 2016D, RB, 2.39%, 12/01/23	USD	13,915	13,756,091
Series 2012E, RB, 3.72%, 12/01/23		8,400	8,774,472

Total Municipal Bonds — 0.3% (Cost: $21,346,307)			22,530,563

Non-Agency Mortgage-Backed Securities — 14.4%

Collateralized Mortgage Obligations — 2.0%
Apollo Trust, Series 2009-1, Class A3, 2.70%, 10/03/40(c)	AUD	131	91,728
Banc of America Mortgage Trust, Series 2003-J, Class 2A1, 4.64%, 11/25/33(c)	USD	368	373,111
Bear Stearns ARM Trust, Series 2004-5, Class 2A, 4.50%, 07/25/34(c)		512	516,259
BlackRock Capital Finance LP, Series 1997-R2, Class AP, 1.45%, 12/25/35(b)(c)*		19	17,106

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
CHL Mortgage Pass-Through Trust:
Series 2004-29, Class 1A1, 2.94%, 02/25/35(c)	USD	364	$351,994
Series 2005-17, Class 1A6, 5.50%, 09/25/35		880	884,962
Series 2005-HYB8, Class 2A1, 4.24%, 12/20/35(c)		1,032	913,395
Gosforth Funding plc, Series 2018-1A, Class A1, 2.97%, 08/25/60(b)(c)		11,680	11,679,962
JPMorgan Mortgage Trust(b)(c):
Series 2016-2, Class A1, 2.79%, 06/25/46		14,020	14,036,367
Series 2017-1, Class A4, 3.50%, 01/25/47		15,006	15,142,883
Series 2017-3, Class 1A6, 3.00%, 08/25/47		12,114	12,144,562
Series 2017-6, Class A6, 3.00%, 12/25/48		7,659	7,608,805
Lanark Master Issuer plc, Series 2019-1A, Class 1A1, 3.29%, 12/22/69(b)(c)		9,580	9,602,446
MortgageIT Trust, Series 2004-1, Class A1, 3.18%, 11/25/34(c)		1,038	1,042,417
National RMBS Trust, Series 2012-2, Class A1, 2.36%, 06/20/44(c)	AUD	1,020	717,569
New Residential Mortgage Loan Trust(b)(c):
Series 2016-3A, Class A1B, 3.25%, 09/25/56	USD	3,054	3,108,945
Series 2018-1A, Class A1A, 4.00%, 12/25/57		9,874	10,238,006
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 2.98%, 07/15/58(b)(c)		16,640	16,627,581
RCO V Mortgage LLC, Series 2019-1, Class A1, 3.72%, 05/24/24(b)(e)		9,909	9,978,551
Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50%, 11/25/57		10,946	11,340,749
Sequoia Mortgage Trust(b)(c):
Series 2017-CH1, Class A2, 3.50%, 08/25/47		9,573	9,707,847
Series 2017-CH2, Class A10, 4.00%, 12/25/47		4,658	4,712,454
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-13, Class A2, 0.49%, 09/25/34(c)		846	801,767
TORRENS Trust, Series 2013-1, Class A, 2.32%, 04/12/44(c)	AUD	5,551	3,897,434
Walsh Acceptance, Series 1997-2, Class A, 4.44%, 03/01/27(b)(c)	USD	5	2,749

			145,539,649

Commercial Mortgage-Backed Securities — 12.3%
280 Park Avenue Mortgage Trust, Series 2017- 280P, Class D, 3.93%, 09/15/34(b)(c)		6,910	6,922,904
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/05/32(b)(c)		16,080	16,311,499
BAMLL Commercial Mortgage Securities Trust(b):
Series 2012-PARK, Class A, 2.96%, 12/10/30		4,175	4,291,476
Series 2018-DSNY, Class A, 3.24%, 09/15/34(c)		12,495	12,498,279
BANK, Series 2019-BN16, Class A2, 3.93%, 02/15/52		12,200	12,965,339
Bear Stearns Commercial Mortgage Securities Trust(c):
Series 2005-PW10, Class AJ, 5.78%, 12/11/40		19,793	20,355,677
Series 2005-PW10, Class B, 5.79%, 12/11/40		13,697	14,027,537
BX Commercial Mortgage Trust, Series 2018-IND, Class A, 3.14%, 11/15/35(b)(c)		4,873	4,876,743

7

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 3.53%, 10/15/34(b)	USD 12,989	$13,467,046
CFCRE Commercial Mortgage Trust, Series 2018-TAN, Class B, 4.69%, 02/15/33(b)	12,500	13,283,504
CGDBB Commercial Mortgage Trust, Series 2017-BIOC, Class A, 3.18%, 07/15/32(b)(c)	5,940	5,940,007
Citigroup Commercial Mortgage Trust:
Series 2012-GC8, Class A4, 3.02%, 09/10/45	14,552	14,861,785
Series 2013-375P, Class A, 3.25%, 05/10/35(b)	9,460	9,752,402
Series 2013-GC11, Class A3, 2.82%, 04/10/46	27,635	28,186,905
Series 2016-P3, Class A2, 2.74%, 04/15/49	13,102	13,153,621
CLNS Trust, Series 2017-IKPR, Class A, 3.21%, 06/11/32(b)(c)	21,360	21,370,498
Commercial Mortgage Trust:
Series 2012-CR1, Class A3, 3.39%, 05/15/45	9,571	9,806,936
Series 2012-CR3, Class A3, 2.82%, 10/15/45	7,746	7,832,342
Series 2013-CR10, Class ASB, 3.80%, 08/10/46	2,776	2,865,958
Series 2013-CR12, Class A4, 4.05%, 10/10/46	15,633	16,625,964
Series 2013-CR13, Class A4, 4.19%, 11/10/46(c)	4,515	4,845,622
Series 2014-CR15, Class ASB, 3.60%, 02/10/47	5,631	5,805,653
Series 2014-UBS3, Class ASB, 3.37%, 06/10/47	19,865	20,349,136
Series 2014-UBS5, Class ASB, 3.55%, 09/10/47	7,340	7,570,792
Series 2014-UBS6, Class ASB, 3.39%, 12/10/47	1,800	1,857,744
Series 2015-CR22, Class A3, 3.21%, 03/10/48	28,180	28,841,145
Series 2015-CR23, Class A2, 2.85%, 05/10/48	16,620	16,638,641
Series 2015-CR24, Class ASB, 3.45%, 08/10/48	7,580	7,855,760
Series 2015-LC21, Class A2, 2.98%, 07/10/48	30,984	31,053,180
Series 2015-LC21, Class ASB, 3.42%, 07/10/48	9,600	9,944,324
Core Industrial Trust, Series 2015-CALW, Class A, 3.04%, 02/10/34(b)	22,521	23,039,241
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class A4, 3.51%, 04/15/50	6,563	6,890,350
Series 2015-C1, Class ASB, 3.35%, 04/15/50	13,700	14,161,057
Exantas Capital Corp. Ltd., Series 2018-RSO6, Class A, 3.22%, 06/15/35(b)(c)	8,955	8,966,065
Four Times Square Trust Commercial Mortgage Pass-Through Certificates, Series 2006-4TS, Class A, 5.40%, 12/13/28(b)	8,367	8,673,135
Great Wolf Trust, Series 2017-WOLF, Class A, 3.24%, 09/15/34(b)(c)	5,980	5,983,743
GS Mortgage Securities Corp. Trust(b):
Series 2012-ALOH, Class A, 3.55%, 04/10/34	17,000	17,528,321
Series 2018-FBLU, Class A, 3.34%, 11/15/35(c)	12,230	12,226,015
Series 2019-SOHO, Class A, 3.35%, 06/15/36(c)	12,154	12,152,177

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust:
Series 2011-GC5, Class AS, 5.21%, 08/10/44(b)(c)	USD	8,891	$9,339,828
Series 2012-GC6, Class A3, 3.48%, 01/10/45		11,008	11,263,879
Series 2013-GC13, Class AAB, 3.72%, 07/10/46(c)		6,646	6,825,323
Series 2013-GC14, Class A3, 3.53%, 08/10/46		7,899	7,960,210
Series 2014-GC24, Class AAB, 3.65%, 09/10/47		9,620	9,975,616
Series 2019-GC38, Class A2, 3.87%, 02/10/52		8,134	8,651,462
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 3.54%, 05/15/38(b)(c)		18,950	18,967,911
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB, 3.66%, 09/15/47		6,780	7,019,027
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2003-CB7, Class F, 5.88%, 01/12/38(c)		1,215	1,221,135
Series 2012-HSBC, Class A, 3.09%, 07/05/32		9,904	10,132,110
Series 2018-WPT, Class AFX, 4.25%, 07/05/33		7,070	7,558,188
KNDL Mortgage Trust(b)(c):
Series 2019-KNSQ, Class A, 3.19%, 05/15/36		9,012	9,017,606
Series 2019-KNSQ, Class D, 3.74%, 05/15/36		2,972	2,975,721
LMREC, Inc., Series 2015-CRE1, Class AR, 3.38%, 02/22/32(b)(c)		2,742	2,730,224
Madison Avenue Trust, Series 2013-650M, Class A, 3.84%, 10/12/32(b)		16,255	16,489,599
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.04%, 11/15/46		11,900	12,720,035
Series 2013-C9, Class AAB, 2.66%, 05/15/46		4,624	4,652,420
Series 2014-C15, Class A4, 4.05%, 04/15/47		9,800	10,480,728
Series 2014-C18, Class ASB, 3.62%, 10/15/47		9,900	10,247,455
Series 2014-C19, Class A2, 3.10%, 12/15/47		5,454	5,460,689
Series 2014-C19, Class ASB, 3.33%, 12/15/47		7,950	8,176,068
Series 2015-C23, Class A2, 2.98%, 07/15/50		25,100	25,137,100
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 6.14%, 06/11/42(c)		5,372	5,704,780
Series 2012-C4, Class A4, 3.24%, 03/15/45		12,941	13,220,853
Series 2014-CPT, Class A, 3.35%, 07/13/29(b)		11,100	11,323,982
Series 2014-MP, Class A, 3.47%, 08/11/33(b)		4,215	4,319,734
Series 2018-BOP, Class A, 3.24%, 08/15/33(b)(c)		3,810	3,794,968
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class A, 3.34%, 06/15/35(b)(c)		6,250	6,230,051
PFP Ltd., Series 2019-5, Class A, 3.37%, 04/14/36(b)(c)		6,852	6,851,485
RAIT Trust, Series 2017-FL7, Class A, 3.34%, 06/15/37(b)(c)		1,133	1,132,632
UBS Commercial Mortgage Trust, Series 2012- C1, Class A3, 3.40%, 05/10/45		4,445	4,559,269

8

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust:
Series 2013-C5, Class AS, 3.35%, 03/10/46(b)	USD	9,713	$9,951,047
Series 2013-C6, Class ASB, 2.79%, 04/10/46		6,044	6,099,200
VNDO Mortgage Trust, Series 2012-6AVE, Class A, 3.00%, 11/15/30(b)		17,397	17,811,640
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC16, Class ASB, 3.48%, 08/15/50		11,503	11,813,287
Series 2015-C28, Class ASB, 3.31%, 05/15/48		4,986	5,163,894
Series 2015-LC22, Class ASB, 3.57%, 09/15/58		8,810	9,180,150
WFRBS Commercial Mortgage Trust:
Series 2011-C5, Class A4, 3.67%, 11/15/44		13,691	14,046,603
Series 2012-C10, Class ASB, 2.45%, 12/15/45		14,451	14,466,768
Series 2012-C6, Class A4, 3.44%, 04/15/45		1,970	2,012,949
Series 2014-C21, Class ASB, 3.39%, 08/15/47		14,690	14,997,867
Series 2014-C21, Class ASBF, 2.95%, 08/15/47(b)(c)		3,800	3,802,365
Series 2014-C24, Class ASB, 3.32%, 11/15/47		10,315	10,615,823

			877,880,204

Interest Only Commercial Mortgage-Backed Securities — 0.1%(c)
Commercial Mortgage Trust, Series 2015-CR23, Class XA, 1.08%, 05/10/48		39,551	1,424,426
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.90%, 02/10/34(b)		99,250	1,676,416

			3,100,842

Total Non-Agency Mortgage-Backed Securities — 14.4% (Cost: $1,025,048,862)			1,026,520,695

U.S. Government Sponsored Agency Securities — 12.2%

Collateralized Mortgage Obligations — 1.6%
Federal Home Loan Mortgage Corp.:
Series 1165, Class LD, 7.00%, 11/15/21		29	29,944
Series 3710, Class MG, 4.00%, 08/15/25(e)		1,020	1,086,026
Series 3959, Class MA, 4.50%, 11/15/41		2,430	2,582,946
Series 3986, Class M, 4.50%, 09/15/41		2,910	3,072,763
Series 4459, Class BN, 3.00%, 08/15/43		10,090	10,356,073
Series 4569, Class JA, 3.00%, 03/15/42		15,077	15,295,578
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(a):
Series 2017-DNA2, Class M1, (LIBOR USD 1 Month + 1.20%), 3.60%, 10/25/29		18,561	18,668,311
Series 2017-HQA3, Class M1, (LIBOR USD 1 Month + 0.55%), 2.95%, 04/25/30		1,158	1,156,983
Federal National Mortgage Association:
Series 2011-48, Class MG, 4.00%, 06/25/26(e)		1,788	1,898,631
Series 2011-84, Class MG, 4.00%, 09/25/26(e)		2,466	2,577,722
Series 2014-48, Class AB, 4.00%, 10/25/40		7,375	7,543,284
Federal National Mortgage Association Variable Rate Notes:
Series 1997-20, Class FB, 2.98%, 03/25/27(f)		105	104,324
Series 2017-C02, Class 2M1, (LIBOR USD 1 Month + 1.15%), 3.55%, 09/25/29(a)		6,213	6,231,373
Series 2017-C04, Class 2M1, (LIBOR USD 1 Month + 0.85%), 3.25%, 11/25/29(a)		8,291	8,298,486

Security		Par (000)		Value

Collateralized Mortgage Obligations (continued)
Government National Mortgage Association:
Series 2013-131, Class PA, 3.50%, 06/16/42	USD	5,662		$5,879,522
Series 2018-36, Class AM, 3.00%, 07/20/45		27,244		27,654,109

				112,436,075

Commercial Mortgage-Backed Securities — 0.3%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series KIR2, Class A1, 2.75%, 03/25/27		7,796		7,942,957
Series KJ05, Class A2, 2.16%, 10/25/21		11,543		11,557,511
Series KP03, Class A2, 1.78%, 07/25/19		69		68,704

				19,569,172

Interest Only Commercial Mortgage-Backed Securities — 0.0%(f)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes:
Series K718, Class X1, 0.74%, 01/25/22		12,253		165,043
Series KW01, Class X1, 1.11%, 01/25/26		46,479		2,420,042
Federal National Mortgage Association ACES Variable Rate Notes, Series 2013-M5, Class X2, 2.36%, 01/25/22		15,943		404,007
Government National Mortgage Association Variable Rate Notes, Series 2012-120, 0.78%, 02/16/53		25,821		1,251,943

				4,241,035

Mortgage-Backed Securities — 10.3%
Federal Home Loan Mortgage Corp.:
2.50%, 11/01/27		19,548		19,733,291
4.00%, 02/01/34 - 03/01/34		30,775		32,578,274
4.50%, 07/01/47 - 03/01/49		115,530		125,340,917
Federal Home Loan Mortgage Corp. Variable Rate Notes, (LIBOR USD 12 Month + 1.63%), 2.93%, 10/01/45(a)		5,321		5,400,653
Federal National Mortgage Association Variable Rate Notes(a):
(LIBOR USD 12 Month + 1.59%), 2.87%, 09/01/45		11,784		11,969,307
(LIBOR USD 12 Month + 1.59%), 2.90%, 11/01/45		896		910,956
(LIBOR USD 12 Month + 1.59%), 3.14%, 06/01/45		12,354		12,615,626
(LIBOR USD 12 Month + 1.73%), 3.32%, 09/01/42		8,253		8,502,883
Uniform Mortgage-Backed Securities:
2.50%, 12/01/27 - 04/01/32		55,470		55,912,732
2.50%, 07/25/34 - 08/25/34(g)		119,912		120,715,830
3.00%, 12/01/26 - 04/01/33		75,883		77,561,577
3.00%, 07/25/34(g)		32,874		33,520,237
3.50%, 04/01/34		4,621		4,831,518
4.00%, 04/01/26 - 05/01/34		40,819		43,106,187
4.00%, 07/25/34(g)		17,600		18,270,313
4.50%, 07/25/34(g)		10,490		10,700,210
4.50%, 03/01/47 - 06/01/49		146,138		156,667,926
5.00%, 04/01/21		—	(h)	469
5.50%, 06/01/20 - 10/01/21		166		169,223
6.50%, 04/01/21		16		15,986

				738,524,115

Total U.S. Government Sponsored Agency Securities — 12.2% (Cost: $867,661,577)				874,770,397

9

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Treasury Obligations — 11.2%
U.S. Treasury Notes:
2.50%, 05/31/20	USD 248,800	$249,898,218
1.50%, 06/15/20	163,650	162,927,636
1.63%, 06/30/20	150,000	149,507,812
1.88%, 06/30/20	77,000	76,933,828
2.13%, 05/15/22	98,000	99,102,500
1.75%, 06/15/22	62,000	62,087,188

Total U.S. Treasury Obligations — 11.2% (Cost: $799,373,195)		800,457,182

Total Long-Term Investments — 99.7% (Cost: $7,072,048,468)		7,132,856,400

Short-Term Securities — 4.3%

Commercial Paper — 2.2%(i)
Ford Motor Credit Co. LLC, 3.33%, 07/09/19	37,000	36,969,079
General Motors Financial Co., Inc.:
3.02%, 07/02/19	20,000	19,994,131
3.02%, 07/11/19	18,500	18,481,976
Glencore Funding LLC, 3.18%, 07/16/19	37,000	36,950,309
VW Credit, Inc.:
3.02%, 10/25/19	21,000	20,818,614

Security	Par (000)	Value

Commercial Paper (continued)
3.00%, 11/06/19	USD 22,000	$21,790,415

Total Commercial Paper — 2.2% (Cost: $154,975,495)		155,004,524

	Shares

Money Market Funds — 1.0%(j)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.26%*	72,569,725	72,569,725
JPMorgan US Treasury Plus Money Market Fund, Agency Class, 2.17%	6,358	6,359

Total Money Market Funds — 1.0% (Cost: $72,576,084)		72,576,084

Total Repurchase Agreements — 1.1% (Cost: $80,000,000)		80,000,000

Total Short-Term Securities — 4.3% (Cost: $307,551,579)		307,580,608

Total Investments — 104.0% (Cost: $7,379,600,047)		7,440,437,008

Liabilities in Excess of Other Assets — (4.0)%		(287,471,124)

Net Assets — 100.0%		$7,152,965,884

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Variable rate security. Rate shown is the rate in effect as of period end.
(g)	Represents or includes a TBA transaction.
(h)	Amount is less than $500.
(i)	Rates are discount rates or a range of discount rates as of period end.
(j)	Annualized 7-day yield as of period end.
*

During the period ended June 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 09/30/18	Shares Purchased		Shares Sold	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds, T-Fund, Institutional Class	28,177,471	44,392,254	(b)	—	72,569,725	$72,569,725	$1,055,221	$—		$—
BlackRock Capital Finance LP, Series 1997-R2, Class AP	18,554	—		—	18,554	17,106	1,392	—		655
iShares Short Maturity Bond ETF	1,180,000	2,000,000		—	3,180,000	160,049,400	2,123,281	—		611,100
iShares Short-Term Corporate Bond ETF(c)	—	1,300,000		(1,300,000)	—	—	177,919	337,126		—

						$232,636,231	$3,357,813	$337,126		$611,755

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	As of period end, the entity is no longer held by the Fund.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

10

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
Mizuho Securities USA LLC	2.88	%(a)	06/28/19	01/07/20	$80,000	$80,000	$ 81,235,149	Corporate/Debt Obligations, 2.69% to 4.95%, due 06/25/35 to 09/25/48	$ 92,000,001	$ 104,700,638

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

11

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	379	09/06/19	$74,444	$391,699
Euro-OAT	209	09/06/19	39,182	26,567
U.S. Treasury Ultra Bond	42	09/19/19	7,458	13,063
Long Gilt	231	09/26/19	38,225	324
U.S. Treasury 2 Year Note	12,509	09/30/19	2,691,683	15,752,170

				16,183,823

Short Contracts
Canada 10 Year Bond	763	09/19/19	83,277	(897,865)
U.S. Treasury 10 Year Note	889	09/19/19	113,764	(1,682,852)
U.S. Treasury 10 Year Ultra Note	286	09/19/19	39,504	(720,746)
U.S. Treasury Long Bond	60	09/19/19	9,336	(252,912)
U.S. Treasury 5 Year Note	3,377	09/30/19	399,014	(2,350,541)

				(5,904,916)

				$10,278,907

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,606,000	USD	1,125,222	State Street Bank and Trust Co.	07/03/19	$2,309
GBP	3,773,000	USD	4,782,736	State Street Bank and Trust Co.	07/03/19	9,034
USD	78,497,046	CAD	102,675,000	BNP Paribas SA	08/06/19	28,633
USD	114,499	GBP	90,000	State Street Bank and Trust Co.	08/06/19	1
JPY	1,797,363,624	USD	16,690,000	State Street Bank and Trust Co.	09/18/19	78,342
SEK	157,240,796	USD	16,690,000	JPMorgan Chase Bank NA	09/18/19	338,932
USD	18,770,000	JPY	2,001,604,645	Bank of America NA	09/18/19	96,210

						553,461

CAD	102,675,000	USD	78,437,739	BNP Paribas SA	07/03/19	(31,018)
EUR	11,767,000	USD	13,403,335	State Street Bank and Trust Co.	07/03/19	(21,946)
GBP	90,000	USD	114,308	State Street Bank and Trust Co.	07/03/19	(7)
JPY	7,485,273,000	USD	70,022,010	State Street Bank and Trust Co.	07/03/19	(589,283)
USD	1,261,691	AUD	1,825,000	Citibank NA	07/03/19	(19,595)
USD	77,435,475	CAD	104,623,000	Citibank NA	07/03/19	(2,458,816)
USD	9,116,222	EUR	8,158,000	HSBC Bank plc	07/03/19	(161,026)
USD	4,987,034	GBP	3,960,000	JPMorgan Chase Bank NA	07/03/19	(42,228)
USD	67,956,145	JPY	7,382,144,000	Barclays Bank plc	07/03/19	(519,966)
USD	1,126,487	AUD	1,606,000	State Street Bank and Trust Co.	08/06/19	(2,396)
USD	4,790,646	GBP	3,773,000	State Street Bank and Trust Co.	08/06/19	(9,377)
JPY	2,005,018,908	USD	18,770,000	Bank of America NA	09/18/19	(64,357)
SEK	172,980,900	USD	18,760,000	JPMorgan Chase Bank NA	09/18/19	(26,439)
USD	16,690,000	JPY	1,795,054,563	Standard Chartered Bank	09/18/19	(56,800)
USD	18,760,000	SEK	175,627,818	JPMorgan Chase Bank NA	09/18/19	(260,218)
USD	16,690,000	SEK	157,076,868	State Street Bank and Trust Co.	09/18/19	(321,179)

						(4,584,651)

Net Unrealized Depreciation						$(4,031,190)

12

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund
Reference	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

1.23%	At Termination	1 month HICPXT	At Termination	04/15/29	EUR	53,995	$(950,919)	$—	$(950,919)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.IG.32.V1	1.00%	Quarterly	06/20/24	USD	136,000	$(2,978,747)	$(2,612,090)	$(366,657)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.32.V1	5.00%	Quarterly	06/20/24	BB+		USD	62,800	$4,864,348	$3,092,802	$1,771,546

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

0.45%	Annual	6 month EURIBOR	Semi-Annual	07/04/19	EUR	120,000	$(777,254)	$—	$(777,254)
6 month EURIBOR	Semi-Annual	0.49%	Annual	07/04/19	EUR	120,000	836,933	—	836,933

							$59,679	$—	$59,679

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	2,086	$(13,580)	$4,573	$(18,153)
United Mexican States	1.00%	Quarterly	Bank of America NA	09/20/20	USD	2,086	(15,239)	7,637	(22,876)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	4,874	(81,744)	(2,399)	(79,345)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	3,249	(54,491)	(1,607)	(52,884)
BAT International Finance plc	1.00%	Quarterly	JPMorgan Chase Bank NA	12/20/23	EUR	3,249	(54,491)	(11,288)	(43,203)
CBS Corp.	1.00%	Quarterly	Goldman Sachs Bank USA	06/20/24	USD	10,000	(155,024)	(72,748)	(82,276)
JPMorgan Structured Products BV	1.00%	Quarterly	BNP Paribas SA	06/20/24	EUR	2,198	243,534	207,909	35,625
Kraft Heinz Foods Co.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	3,441	1,115	61,180	(60,065)
Kraft Heinz Foods Co.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	689	223	11,590	(11,367)
People’s Republic of China	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	34,342	(917,833)	(734,989)	(182,844)
People’s Republic of China	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	USD	34,658	(926,307)	(751,052)	(175,255)
TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD	3,355	(132,264)	(126,403)	(5,861)

13

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

TWDC Enterprises 18 Corp.	1.00%	Quarterly	BNP Paribas SA	06/20/24	USD 2,858	$(112,670)	$(110,130)	$(2,540)

						$(2,218,771)	$(1,517,727)	$(701,044)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating (a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB+	USD	2,086		$13,580	$(5,152)	$18,732
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB+	USD	2,086		15,239	(6,796)	22,035
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	3,302		123,736	109,978	13,758
21st Century Fox America, Inc.	1.00%	Quarterly	BNP Paribas SA	06/20/24	A	USD	2,911		109,094	102,293	6,801
Anadarko Petroleum Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB	USD	5,228		114,791	121,467	(6,676)
Anadarko Petroleum Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB	USD	1,743		38,264	36,321	1,943
Anadarko Petroleum Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB	USD	6,970		153,055	145,810	7,245
Anadarko Petroleum Corp.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB	USD	6,059		133,043	126,911	6,132
Campbell Soup Co.	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/24	BBB-	USD	13,403		97,373	104,229	(6,856)
Conagra Brands, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/24	BBB-	USD	5,500		29,412	58,015	(28,603)
Conagra Brands, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/24	BBB-	USD	2,800		14,974	33,290	(18,316)
Conagra Brands, Inc.	1.00%	Quarterly	Barclays Bank plc	06/20/24	BBB-	USD	5,035		26,926	59,979	(33,053)
Kroger Co. (The)	1.00%	Quarterly	Goldman Sachs International	06/20/24	BBB	USD	9,750		97,749	44,469	53,280
Kroger Co. (The)	1.00%	Quarterly	Goldman Sachs International	06/20/24	BBB	USD	3,662		36,714	21,740	14,974

									$1,003,950	$952,554	$51,396

(a)	Using S&P Global Ratings (“S&P”) of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

USD	United States Dollar

14

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio

Portfolio Abbreviations

CLO	Collateralized Loan Obligation

DAC	Designated Activity Company

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

OTC	Over-the-counter

RB	Revenue Bonds

S&P	S&P Global Ratings

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$1,619,629,415	$8,314,313	$1,627,943,728
Corporate Bonds(a)	—	2,483,048,766	—	2,483,048,766
Foreign Agency Obligations(a)	—	46,046,110	—	46,046,110
Foreign Government Obligations(a)	—	91,489,559	—	91,489,559
Investment Companies	160,049,400	—	—	160,049,400
Municipal Bonds	—	22,530,563	—	22,530,563
Non-Agency Mortgage-Backed Securities	—	1,026,520,695	—	1,026,520,695
U.S. Government Sponsored Agency Securities	—	874,770,397	—	874,770,397
U.S. Treasury Obligations	—	800,457,182	—	800,457,182
Short-Term Securities:
Commercial Paper	—	155,004,524	—	155,004,524
Money Market Funds	72,576,084	—	—	72,576,084
Repurchase Agreements	—	80,000,000	—	80,000,000

	$232,625,484	$7,199,497,211	$8,314,313	$7,440,437,008

15

Schedule of Investments (unaudited) (continued) June 30, 2019	BlackRock Low Duration Bond Portfolio

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments(b)
Assets:
Credit contracts	$—	$1,952,071	$—	$1,952,071
Foreign currency exchange contracts	—	553,461	—	553,461
Interest rate contracts	16,183,823	836,933	—	17,020,756
Liabilities:
Credit contracts	—	(1,196,830)	—	(1,196,830)
Foreign currency exchange contracts	—	(4,584,651)	—	(4,584,651)
Interest rate contracts	(5,904,916)	(777,254)	—	(6,682,170)
Other contracts	—	(950,919)	—	(950,919)

	$10,278,907	$(4,167,189)	$—	$6,111,718

(a)	See above Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, future contracts and forward foreign currency exchange contracts. Swaps, future contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

16